Angel Oak Mortgage Trust I, LLC ABS-15G

Exhibit 99.46

Client Name:	XXX
Client Project Name:	XXX
Start - End Dates:	XXX
Deal Loan Count:	XXX

Valuations Summary

Loans in Report	XXX

Loans in Report:	XXX				Origination Values								Automated Valuation Model						Desk Review				Second Desk Review				Field Review				Second Field Review				1004 SFR (Mar 05)				2055 Ext Only (Mar 05)				BPO (Broker Price Opinion)				Other					AUS Information
Loan Number	Seller Loan Number	Original Balance	Sales Price	Value For LTV	Appraised Date	Appraised Value	Appraisal Form	AVM Vendor Name	Confidence Score	Review Date	Review Value	Review Type	Report Date	Value	Variance Amount	Variance (%)	AVM Vendor Name	Confidence Score	Report Date	Value	Variance Amount	Variance (%)	Report Date	Value	Variance Amount	Variance %	Report Date	Value	Variance Amount	Variance (%)	Report Date	Value	Variance Amount	Variance (%)	Report Date	Value	Variance Amount	Variance (%)	Report Date	Report Value	Variance Amount	Variance (%)	Report Date	Value	Variance Amount	Variance (%)	Other - Valuation Type	Report Date	Value	Variance Amount	Variance (%)	CU Score
2024110329		XXX	XXX	XXX	XXX	XXX	XXX SFR (XXX)				XXX	Not Applicable		XXX	XXX	0.00%			XXX	XXX	XXX	0.00%		XXX	XXX	0.00%		XXX	XXX	0.00%		XXX	XXX	0.00%		XXX	XXX	0.00%		XXX	XXX	0.00%		XXX	XXX	0.00%			XXX	XXX	0.00%	(No Data)